Note 3 - Equity Transactions (Details Textual) - USD ($)		1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 23, 2017	Apr. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expense			$ 31,390	$ 14,190		$ 83,420	$ 118,680
Proceeds from Issuance of Private Placement				$ 74,983	$ 74,983
Warrants To Purchase Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			32,192,294
Warrants To Purchase Common Stock [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.25
Warrants To Purchase Common Stock [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			1
Warrants To Purchase Units [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1,768,147
Warrants to Purchase Units Sold in May 2016 Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			480,000			480,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.25			$ 0.25
Warrants to Purchase Units Sold in February 2017 Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			164,074			164,074
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.35			$ 0.35
Warrants to Purchase Units Sold in October 2017 Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			600			600
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 100			$ 100
Private Placement [Member]
Proceeds from Issuance of Private Placement	$ 2,000,000	$ 2,010,000				$ 2,342,034